Segmented Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Segment Customer	Dec. 31, 2018 Customer	Dec. 31, 2017 Customer
Disclosure Of Operating Segments [Abstract]
Number of reportable operating segment | Segment	3
Number of customers | Customer	5	5	3